Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions
Other provisions	R$ 265,455	R$ 155,262
Legal proceedings provision [member]
Provisions
Other provisions	55,463	53,792	R$ 39,368
Provision for Expected Credit Losses on Loan Commitments
Provisions
Other provisions	204,867	97,945
Provision for financial guarantees (b) [Member]
Provisions
Other provisions	R$ 5,125	R$ 3,525